Exhibit 99.1

NISSAN AUTO LEASE TRUST 2024-B

Servicer’s Report

Collection Period Start	1-May-25	Distribution Date	16-Jun-25
Collection Period End	31-May-25	30/360 Days	30
Beg. of Interest Period	15-May-25	Actual/360 Days	32
End of Interest Period	16-Jun-25

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,383,314,271.99	1,207,002,508.29	1,185,457,559.93	0.8569691
Total Securities		1,383,314,271.99	1,207,002,508.29	1,185,457,559.93	0.8569691
Class A-1 Notes	5.435000%	126,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	5.050000%	220,000,000.00	196,611,541.44	186,595,928.89	0.8481633
Class A-2b Notes	4.742280%	253,250,000.00	226,326,694.86	214,797,359.05	0.8481633
Class A-3 Notes	4.920000%	473,250,000.00	473,250,000.00	473,250,000.00	1.0000000
Class A-4 Notes	4.960000%	68,700,000.00	68,700,000.00	68,700,000.00	1.0000000
Class B Notes	5.210000%	58,800,000.00	58,800,000.00	58,800,000.00	1.0000000
Certificates	0.000000%	183,314,271.99	183,314,271.99	183,314,271.99	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	10,015,612.55	827,406.90	45.5255116	3.7609405
Class A-2b Notes	11,529,335.81	954,048.50	45.5255116	3.7672201
Class A-3 Notes	0.00	1,940,325.00	0.0000000	4.1000000
Class A-4 Notes	0.00	283,960.00	0.0000000	4.1333333
Class B Notes	0.00	255,290.00	0.0000000	4.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	21,544,948.36	4,261,030.40

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal	12,307,339.37
Monthly Interest	10,136,098.29

Total Monthly Payments	22,443,437.66
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	782,024.90
Aggregate Sales Proceeds Advance	493,108.46

Total Advances	1,275,133.36
Vehicle Disposition Proceeds:
Repurchase Payments	0.00
Recoveries	0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)	9,329,176.30
Excess Wear and Tear and Excess Mileage	9,249.92
Remaining Payoffs	0.00
Net Insurance Proceeds	1,180,058.68
Residual Value Surplus	52,390.54

Total Collections	34,289,446.46

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,229,652.00			48
Involuntary Repossession		496,927.00			22
Voluntary Repossession		613,577.01			25
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,161,420.62		42
Customer Payoff				—	—
Grounding Dealer Payoff				6,716,401.22	204
Dealer Purchase				—	—

Total		2,340,156.01	1,161,420.62	6,716,401.22	341

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	44,834	1,455,976,135.38	10.00000%	1,207,002,508.29
Total Depreciation Received		(13,255,143.21)		(12,499,299.10)
Principal Amount of Gross Losses	(97)	(3,117,074.08)		(2,605,790.61)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(11)	(307,318.99)		(245,435.38)
Scheduled Terminations	(229)	(7,407,163.47)		(6,194,423.27)

Pool Balance - End of Period	44,497	1,431,889,435.63		1,185,457,559.93
Remaining Pool Balance
Lease Payment				394,772,598.89
Residual Value				790,684,961.04

Total				1,185,457,559.93

III. DISTRIBUTIONS

Total Collections	34,289,446.46
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	34,289,446.46
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	725,779.67
3. Reimbursement of Sales Proceeds Advance	795,672.44
4. Servicing Fee:
Servicing Fee Due	1,005,835.42
Servicing Fee Paid	1,005,835.42
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,527,287.53

NISSAN AUTO LEASE TRUST 2024-B

Servicer’s Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	827,406.90
Class A-2a Notes Monthly Interest Paid	827,406.90
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	954,048.50
Class A-2b Notes Monthly Interest Paid	954,048.50
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,940,325.00
Class A-3 Notes Monthly Interest Paid	1,940,325.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	283,960.00
Class A-4 Notes Monthly Interest Paid	283,960.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	255,290.00
Class B Notes Monthly Interest Paid	255,290.00
Chg in Class B Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	4,261,030.40
Total Note and Certificate Monthly Interest Paid	4,261,030.40
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	27,501,128.53
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	21,544,948.36
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	21,544,948.36
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,956,180.17

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,533,257.09
Required Reserve Account Amount	8,991,542.77
Beginning Reserve Account Balance	8,991,542.77
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	8,991,542.77
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,956,180.17
Gross Reserve Account Balance	14,947,722.94
Remaining Available Collections Released to Seller	5,956,180.17
Total Ending Reserve Account Balance	8,991,542.77

NISSAN AUTO LEASE TRUST 2024-B

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			19.32
Monthly Prepayment Speed			54%
Lifetime Prepayment Speed			39%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,425,421.38
Securitization Value of Defaulted Receivables and Casualty Receivables		2,605,790.61	97
Aggregate Defaulted and Casualty Gain (Loss)		(180,369.23)
Pool Balance at Beginning of Collection Period		1,207,002,508.29
Net Loss Ratio
Current Collection Period		-0.0149%
Preceding Collection Period		-0.0298%
Second Preceding Collection Period		-0.0174%
Third Preceding Collection Period		-0.0175%
Cumulative Net Losses for all Periods		0.2040%	2,821,547.97

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.96%	11,560,395.00	424
61-90 Days Delinquent	0.17%	2,102,462.22	75
91-120 Days Delinquent	0.04%	496,516.81	18
More than 120 Days	0.01%	101,770.60	3

Total Delinquent Receivables:	1.17%	14,261,144.63	520

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.22%	0.21%
Preceding Collection Period		0.19%	0.19%
Second Preceding Collection Period		0.24%	0.24%
Third Preceding Collection Period		0.21%	0.21%
60 Day Delinquent Receivables		3,368,033.99
Delinquency Percentage		0.28%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,229,652.00	48
Securitization Value		1,246,132.36	48

Aggregate Residual Value Surplus (Loss)		(16,480.36)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		4,229,575.61	171
Cumulative Securitization Value		4,368,714.19	171

Cumulative Residual Value Surplus (Loss)		(139,138.58)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			938,739.24
Reimbursement of Outstanding Advance			795,672.44
Additional Advances for current period			493,108.46

Ending Balance of Residual Advance			636,175.26

Beginning Balance of Payment Advance			2,173,735.42
Reimbursement of Outstanding Payment Advance			725,779.67
Additional Payment Advances for current period			782,024.90

Ending Balance of Payment Advance			2,229,980.65

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated July 10, 2024 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC determined that the combined fair value of the Notes and Certificates was $1,440,773,010.06 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $240,773,010.06, which is approximately 16.71% of the fair value of the Notes and the Certificates. The depositor retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of Regulation RR, which will be greater than or equal to the 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within the ranges of assumed interest rates, these differences and any other differences between the inputs and assumptions prior to sale of the Notes and at the closing of such sale, do not represent the aggregate material changes in the method or inputs and assumptions used by NMAC to calculate the fair value of the Notes and Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the Preliminary Prospectus.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (d) of Article 6(3) of the UK Securitization Regulation (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.